ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accrued expenses	3,750	7,856	1,261
Salaries and welfare payable	3,189	29,889	4,798
Business and other taxes payable	17,527	8,804	1,413
Unrecognized tax positions (note 24)	28,929	31,591	5,071
Other accruals	5,702	13,900	2,230

	59,097	92,040	14,773